LOANS TO JOINT VENTURES (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Loans to Joint Venture		$ 2,627,000
Unsecured Loans To Joint Ventures	$ 798,000	$ 2,579,000
Amount written off	$ 1,823,000
Bottom of range [member]
Statement1 [Line Items]
Unsecured Interest Rate	1.96%	3.60%
Top of range [member]
Statement1 [Line Items]
Unsecured Interest Rate	3.60%	4.34%